LEASES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Lease [Abstract]
Cash outflow for leases	$ (10,579)	$ (14,468)	$ (13,386)